Other assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Other assets	Other assets
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2025	2024
Corporate/bank-owned life insurance	$5,647	$5,552
Accounts receivable (a)	4,829	4,931
Tax credit investments	3,151	2,821
Software	2,707	2,676
Prepaid pension assets	2,361	2,035
Fails to deliver	1,197	1,292
Equity method investments	953	852
Assets of consolidated investment management funds	864	891
Prepaid expense	854	736
Other equity investments (b)	701	679
Income taxes receivable	554	255
Federal Reserve Bank stock	484	478
Cash collateral receivable on derivative transactions	474	292
Fair value of hedging derivatives	358	781
Seed capital (c)	207	196
Other (d)	1,099	1,223
Total other assets	$26,440	$25,690
(a)    Includes receivables for securities sold or matured that have not yet settled.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY funds that hedge deferred incentive awards.
(d)    At Dec. 31, 2025 and Dec. 31, 2024, other assets include $57 million and $57 million, respectively, of Federal Home Loan Bank stock, at cost.
Non-readily marketable equity securities

Non-readily marketable equity securities do not have readily determinable fair values. These investments are valued using a measurement alternative where the investments are carried at cost, less any impairment, and plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The observable price changes are recorded in investment and other revenue on the consolidated income statement. Our non-readily marketable equity securities totaled $438 million at Dec. 31, 2025 and $413 million at Dec. 31, 2024, and are included in other equity investments in the table above.

The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2025	2024	2023
Upward adjustments	$32	$1	$52	$368
Downward adjustments	(47)	(2)	(41)	(102)
Net adjustments	$(15)	$(1)	$11	$266
Tax credit investments

BNY invests in or provides funding to affordable housing and renewable energy projects, that are designed to generate an after-tax return, primarily through the realization of income tax credits and other income tax benefits, and in certain cases, cash distributions based on the operations of the project. Using the proportional amortization method, the cost of these investments is amortized in proportion to the income tax credits and other income tax benefits received. The net amortization and income tax credits and other income tax benefits are recognized in the consolidated income statement as a component of the provision of income taxes. Our tax credit investments totaled $3.2 billion at Dec. 31, 2025 and $2.8 billion at Dec. 31, 2024 and are included in other assets on the consolidated balance sheet.

Commitments to fund future investments totaled $946 million at Dec. 31, 2025 and $951 million at Dec. 31, 2024 and are recorded in other liabilities on the consolidated balance sheet. At Dec. 31, 2025, a majority of the commitments are expected to be funded over the next five years.

The table below presents the amortization and income tax credits and other income tax benefits related to our tax credit investments.

(in millions)	2025	2024	2023
Tax credits and other tax benefits	$682	$418	$373
Amortization expense	$590	$343	$293
Investments valued using NAV per share

In our Investment and Wealth Management business segment, we make seed capital investments in certain funds we manage. We also hold private equity investments, primarily SBICs, which are compliant with the Volcker Rule, and certain other corporate investments. Seed capital, private equity and other corporate investments are included in other assets on the consolidated balance sheet. The fair value of certain of these investments was estimated using the NAV per share for our ownership interest in the funds.
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2025		Dec. 31, 2024
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$6	$—	$7	$—
Private equity investments (b)	139	75	137	59
Other	10	—	8	—
Total	$155	$75	$152	$59
(a)    Seed capital investments at Dec. 31, 2025 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of up to seven days, are liquidated.
(b)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.